S000062201 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
iShares Future AI & Tech ETF | iShares Future AI & Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	7.77%	36.01%	(37.96%)	6.85%	48.63%	34.87%